UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06094

THE LATIN AMERICA EQUITY FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 875-3500

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2005 to September 30, 2005

Item 1:            Schedule of Investments

The Latin America Equity Fund, Inc.

Schedule of Investments - September 30, 2005 (unaudited)

	No. of
Description	Shares/Units	Value
EQUITY OR EQUITY-LINKED SECURITIES-100.31%
Argentina-3.66%
Agriculture-0.41%
Cresud S.A.C.I.F. y A., ADR	64,700	$888,331

Banking-0.48%
Banco Hipotecario, ADR†	250,300	1,052,136

Oil & Natural Gas-1.94%
Repsol YPF, S.A., ADR	64,300	2,077,533
Tenaris S.A., ADR	15,700	2,164,088
		4,241,621

Real Estate Development-0.19%
IRSA Inversiones y Representaciones S.A., GDR†	33,900	408,495

Telephone-Integrated-0.64%
Nortel Inversora S.A., PNB, ADR†	45,700	472,995
Telecom Argentina S.A., ADR†	71,100	917,901
		1,390,896
Total Argentina (Cost $5,860,803)		7,981,479

Brazil-59.79%
Aerospace/Defense - Equipment-0.92%
Empresa Brasileira de Aeronautica S.A., ADR	52,100	2,011,060

Airlines-1.86%
Tam S.A., PN†	350,800	4,065,942

Auto Parts-0.21%
Iochpe Maxion S.A., PN	70,800	466,551

Banking-5.63%
Banco do Brasil S.A.	66,400	1,297,126
Banco Itaú Holding Financeira S.A., PN	16,660	3,993,181
União de Bancos Brasileiros S.A., GDR	133,400	7,016,840
		12,307,147
Bottling-1.75%
Companhia de Bebidas das Americas, ADR	22,600	678,000
Companhia de Bebidas das Americas, PN, ADR	84,800	3,152,864
		3,830,864
Cellular Telecommunications-0.97%
Celular CRT Participações S.A.	1,160	20,875
Telesp Celular Participações S.A., ADR†	533,757	2,086,990
		2,107,865
Cosmetics & Toiletries-0.58%
Natura Cosmeticos S.A.	31,800	1,273,918

Diversified Operations-2.41%
Bradespar S.A., PN	96,300	2,698,732
Investimentos Itaú S.A., PN	886,822	2,562,689
		5,261,421
Electric Generation-2.49%
AES Tiete S.A., PN	261,800,000	5,432,440

Electric-Integrated-1.09%
Companhia Energética de Minas Gerais, ADR	28,000	1,066,240
EDP - Energias do Brasil S.A.†	112,700	1,318,930
		2,385,170
Food-Retail-0.59%
Perdigao S.A., PN	37,000	1,291,873

Footwear & Related Apparel-0.33%
Grendene S.A.	97,700	712,416

Investment & Holding Companies-0.04%
Contax Participacoes S.A., ADR†	142,900	95,743

Medical Labs & Testing Services-0.65%
Diagnosticos da America S.A.†	90,700	1,424,810

Mining-9.69%
Companhia Vale do Rio Doce, ADR, PNA	544,200	$21,174,822

Oil & Natural Gas-13.89%
Petróleo Brasileiro S.A., ADR	475,900	30,338,625

Paper & Related Products-1.01%
Aracruz Celulose S.A., ADR	35,700	1,448,706
Votorantim Celulose e Papel S.A., ADR	56,350	755,090
		2,203,796
Petrochemicals-0.75%
Braskem S.A., PNA	157,600	1,630,871

Public Thoroughfares-1.53%
Companhia de Concessoes Rodoviarias	26,200	748,268
Obrascon Huarte Lain Brasil S.A.†	250,200	2,601,499
		3,349,767
Real Estate Operations/Development-0.29%
Cyrela Brazil Realty S.A. Empreendimentos e Participações	75,000	621,160

Steel-3.37%
Companhia Siderúrgica de Tubarao, PN	11,300,000	823,982
Companhia Siderúrgica Nacional S.A., ON	92,600	2,157,812
Gerdau S.A., PN	74,400	1,120,864
Usinas Siderúrgicas de Minas Gerais S.A., PNA	139,100	3,249,517
		7,352,175
Telephone-Integrated-6.65%
Brasil Telecom Participações S.A.	143,300,000	2,128,553
Tele Norte Leste Participações S.A., ADR	273,800	4,525,914
Tele Norte Leste Participações S.A., ON	173,136	3,943,322
Telecomunicações de São Paulo S.A., PN	106,600	2,091,071
Telemar Norte Leste S.A., PNA	70,700	1,829,834
		14,518,694
Textiles-1.15%
Companhia Tecidos Norte de Minas S.A., PN	26,500,000	2,516,823

Tobacco-0.39%
Souza Cruz S.A.	70,600	857,693

Transportation-1.10%
All America Latina Logistica	60,000	2,390,115

Utilities-0.45%
Companhia de Saneamento Básico do Estado de Sáo Paulo, ON	13,890,000	984,020

Total Brazil (Cost $76,882,508)		130,605,781

Chile-5.37%
Banking-1.11%
Banco de Chile	16,888,404	1,140,267
Banco Santander Chile S.A.	30,613,969	1,286,510
		2,426,777
Diversified Operations-0.55%
Empresas Copec S.A.	130,000	1,204,728

Electric-Integrated-1.06%
Empresa Nacional de Electricidad S.A.	1,474,568	1,458,533
Enersis S.A.	3,780,000	861,447
		2,319,980
Food & Beverages-1.00%
Compañía Cervecerías Unidas S.A.	197,880	1,025,458
Embotelladora Andina S.A., PNA	294,613	771,148
Embotelladora Andina S.A., PNB	140,000	383,924
		2,180,530
Food-Retail-0.28%
Cencosud S.A.	280,000	608,454

Paper & Related Products-0.65%
Empresas CMPC S.A.	50,000	1,427,896

Retail-Major Department Stores-0.26%
S.A.C.I. Falabella, S.A.	205,000	566,440

Telephone-Integrated-0.46%
Compañía de Telecomunicaciones de Chile S.A., Series A	367,916	$997,809

Total Chile (Cost $7,780,452)		11,732,614

Colombia-1.63%
Banking-0.57%
BanColombia S.A., ADR	56,300	1,235,785

Investment Companies-1.06%
Suramericana de Inversiones S.A.	384,800	2,319,186

Total Colombia (Cost $2,562,013)		3,554,971

Latin America-0.42%
Venture Capital-0.42%
J.P. Morgan Latin America Capital Partners (Cayman), L.P.†‡	914,628	380,494
J.P. Morgan Latin America Capital Partners (Delaware), L.P.†‡#	1,466,528	536,764
Total Latin America (Cost $1,439,337)		917,258

Mexico-27.43%
Airlines-0.78%
Cintra, S.A. de C.V.†	2,290,700	1,699,388

Airport Development /Maintanance-0.66%
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	36,300	1,448,370

Banking-0.67%
Grupo Financiero Inbursa, S.A. de C.V., ON	847,000	1,464,861

Broadcast, Radio & Television-3.45%
Grupo Radio Centro S.A. de C.V., ADR†	57,800	427,142
Grupo Televisa S.A., ADR	99,200	7,113,632
		7,540,774
Building - Heavy Construction-0.36%
Empresas ICA Sociedad Controladora S.A. de C.V.†	2,086,600	795,271

Cellular Telecommunications-5.51%
América Móvil, S.A. de C.V., Series L, ADR	171,300	4,508,616
America Telecom, S.A. de C.V., Series A1 Shares†	1,815,500	7,525,546
		12,034,162
Cement-2.52%
Cemex, S.A. de C.V., ADR	105,110	5,497,253

Diversified Financials-0.26%
Impulsora del Desarrollo Economico de America Latina, S.A. de C.V.	847,000	561,596

Engineering & Construction-1.22%
Corporación GEO, S.A. de C.V., Series B†	854,500	2,654,551

Food & Beverages-5.41%
Embotelladoras Arca S.A., Nominative Shares	1,572,400	3,379,953
Fomento Economico Mexicano, S.A. de C.V., ADR	54,012	3,776,519
Gruma S.A., Class B	1,183,300	3,045,033
Grupo Bimbo, S.A. de C.V., Series A	496,100	1,610,629
Latina, S.A. de C.V.		11,812,134

Food-Retail-0.97%
Controladora Comercial Mexicana S.A. de C.V.	1,351,400	2,127,923

Metal-Diversified-1.03%
Grupo Mexico SA de C.V., Class B†	1,144,500	2,250,017

Mining-0.24%
Baja Mining Corp.†	1,520,200	523,936

Real Estate Development-2.19%
Consorcio ARA, S.A. de C.V.	384,500	1,458,323
Desarrolladora Homex S.A. de C.V., ADR†	33,800	1,037,998
Urbi, Desarrollos Urbanos, S.A. de C.V.†	309,800	2,298,294
		4,794,615

Retail-Major Department Stores-1.47%
Wal-Mart de México, S.A. de C.V., Series V	395,830	$2,012,984
Wal-Mart de México, S.A. de C.V., Series V, ADR	23,677	1,204,089
		3,217,073
Telephone-Integrated-0.69%
Teléfonos de México, S.A. de C.V., Class L, ADR	70,700	1,503,789

Total Mexico (Cost $43,884,784)		59,925,713

Peru-1.10%
Banking-1.10%
Credicorp Limited (Cost $1,348,513)	83,800	2,394,166

Venezuela-0.15%
Banking-0.15%
Mercantil Servicios Financieros, C.A., ADR (Cost $399,748)	103,600	337,560

Global-0.76%
Venture Capital-0.76%
Emerging Markets Ventures I L.P.†‡# (Cost $1,564,944)	2,226,890	1,667,718

TOTAL EQUITY OR EQUITY-LINKED SECURITIES
(Cost $141,723,102)		219,117,260

	Principal
	Amounts (000’s)
SHORT-TERM INVESTMENTS-0.43%
Grand Cayman-0.43%
HSBC Bank USA., overnight deposit, 3.06%, 10/03/05** (Cost $936,000)	$936	936,000

Total Investments-100.74% (Cost $142,659,102)		220,053,260

Liabilities in Excess of Cash and Other
Assets-(0.74)%		(1,614,177)

NET ASSETS-100.00%		$218,439,083

†	Security is non-income producing.
††	SEC Rule 144A security. Such securities are traded only among “qualified institutional buyers.”
‡

Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

#	As of September 30, 2005 the aggregate amount of open commitments for the Fund is $1,795,143.
**	Variable rate account. Rate resets on a daily basis; amounts are available on the same business day.
ADR	American Depository Receipts.
GDR	Global Depositary Receipts.
ON	Ordinary Shares.
PN	Preferred Shares.
PNA	Preferred Shares, Class A.
PNB	Preferred Shares, Class B.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. At September 30, 2005, the Fund held 1.18% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $3,004,281 and a fair vlaue of $2,584,976. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under a compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Fund’s Board of Directors under procedures established by the Board of Directors.

	Number of	Acquisition			Value Per	Percent of	Distributions	Open
Security	Units/Shares	Date(s)	Cost	Fair Value	Unit/Share	Net Assets	Received	Commitments
Emerging Markets Ventures I L.P.	2,205,494	01/22/98-12/31/04	$1,543,548	$1,651,695	$0.75	0.76%
	10,881	1/10/2005	10,881	8,149	0.75	0.00%
	10,515	7/1/2005	10,515	7,875	0.75	0.00%
	2,226,890		1,564,944	1,667,718		0.76%	$611,174	$273,110

J.P. Morgan Latin America Capital Partners (Cayman), L.P.	880,437	04/10/00-5/28/03	504,938	366,270	0.42	0.17%
	34,191	08/02/05	34,191	14,224	0.42	0.00%
	914,628		539,129	380,494		0.17%	776,087	—

J.P. Morgan Latin America Capital Partners (Delaware), L.P.	1,398,860	04/10/00-3/26/04	832,540	511,997	0.37	0.24%
	67,668	08/02/05	67,668	24,767	0.37	0.01%
	1,466,528		900,208	536,764		0.25%	692,517	1,522,033

Total			$3,004,281	$2,584,976		1.18%	$2,079,778	$1,795,143

Federal Income Tax Cost - As of September 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $143,173,198, $78,812,481, $(1,932,419) and $76,880,062, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2:                                                         Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                         Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE LATIN AMERICA EQUITY FUND, INC.

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	November 29, 2005

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 29, 2005